Share Based Payments - Schedule of Stock Options Outstanding and Exercisable (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Share Based Payments - Schedule of Stock Options Outstanding and Exercisable (Details) [Line Items]
Number of Options Outstanding, Options Outstanding	4,434,800
Weighted average remaining contractual life (years), Options Outstanding	3 years 4 months 2 days
Weighted average exercise price, Options Outstanding	$ 4.07
Number of options exercisable, Options Exercisable	2,676,049
Weighted average remaining contractual life (years), Options Exercisable	2 years 6 months 10 days
Weighted average exercise price, Options Exercisable	$ 3.25
$2.00 – $3.00 [Member]
Share Based Payments - Schedule of Stock Options Outstanding and Exercisable (Details) [Line Items]
Number of Options Outstanding, Options Outstanding	2,057,300
Weighted average remaining contractual life (years), Options Outstanding	2 years 3 months 18 days
Weighted average exercise price, Options Outstanding	$ 2.87
Number of options exercisable, Options Exercisable	2,057,300
Weighted average remaining contractual life (years), Options Exercisable	2 years 3 months 18 days
Weighted average exercise price, Options Exercisable	$ 2.87
$3.01 – $4.00 [Member]
Share Based Payments - Schedule of Stock Options Outstanding and Exercisable (Details) [Line Items]
Number of Options Outstanding, Options Outstanding	142,500
Weighted average remaining contractual life (years), Options Outstanding	1 year 7 months 6 days
Weighted average exercise price, Options Outstanding	$ 3.95
Number of options exercisable, Options Exercisable	142,500
Weighted average remaining contractual life (years), Options Exercisable	1 year 7 months 6 days
Weighted average exercise price, Options Exercisable	$ 3.95
$4.01 – $7.00 [Member]
Share Based Payments - Schedule of Stock Options Outstanding and Exercisable (Details) [Line Items]
Number of Options Outstanding, Options Outstanding	2,235,000
Weighted average remaining contractual life (years), Options Outstanding	4 years 4 months 28 days
Weighted average exercise price, Options Outstanding	$ 5.19
Number of options exercisable, Options Exercisable	476,249
Weighted average remaining contractual life (years), Options Exercisable	3 years 9 months 10 days
Weighted average exercise price, Options Exercisable	$ 4.69